Organization and Nature of Business - Schedule of Investments in Subsidiaries (Details)	3 Months Ended
Mar. 31, 2025 shares
VAXIMM AG (“VAXIMM”) [Member]
Schedule of Investments in Subsidiaries [Line Items]
Share capital	1,091,203,754
Percentage of ownership	100.00%
Principal activities	Biotech (drug development)
Country of incorporation	Switzerland
RMC Co., Ltd. (“RMC”) [Member]
Schedule of Investments in Subsidiaries [Line Items]
Share capital	35,000,000
Percentage of ownership	100.00%
Principal activities	Medical device distribution
Country of incorporation	Republic of Korea
Darnatein Co., Ltd. (“Darnatein”) [Member]
Schedule of Investments in Subsidiaries [Line Items]
Share capital	6,466,667,000
Percentage of ownership	100.00%
Principal activities	Biotech (drug development)
Country of incorporation	Republic of Korea
OSR Holdings, Inc. [Member]
Schedule of Investments in Subsidiaries [Line Items]
Share capital	2,826,969
Percentage of ownership	100.00%
Principal activities	SPAC
Country of incorporation	The United States